Cash and Restricted Cash	12 Months Ended
Apr. 30, 2023
Cash and cash equivalents [abstract]
Cash and Restricted Cash
4.
Cash and Restricted Cash

As at April 30, 2023, the Company held cash of $14,306 (April 30, 2022: $4,385). In addition, the Company held restricted cash of $110 (April 30, 2022: $697). During the year ended April 30, 2023, $642 restricted cash held by the Company as security for a foreign exchange facility as at April 30, 2022 was released. Restricted cash held at April 30, 2023 relates to security for a corporate credit card.